Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7. Property, Plant and Equipment, Net

Property and equipment and related accumulated depreciation were as follows:

	December 31,	September 30,
	2019	2020
Mold and tooling	1,898,975	2,402,226
Leasehold improvements	1,025,570	981,042
Production facilities	869,819	897,836
Building and construction	828,958	834,440
Charging & battery swap equipment	608,919	623,530
R&D equipment	400,461	396,088
Computer and electronic equipment	428,028	377,583
Purchased software	341,379	343,757
Construction in process	475,977	175,381
Others	279,233	370,848
Subtotal	7,157,319	7,402,731
Less: Accumulated depreciation	(1,548,977)	(2,179,256)
Less: Accumulated impairment	(75,278)	(90,888)
Total property and equipment, net	5,533,064	5,132,587

The Group recorded depreciation expenses of RMB672,648 and RMB760,614 for the nine months ended September 30, 2019 and 2020, respectively.